NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Balanced Fund - Class I (ACVB)
354,284 shares (cost $2,309,400 )	$1,870,618
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
754 shares (cost $17,878 )	9,937
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
320,087 shares (cost $11,260,195 )	7,531,642
MFS(R) VIT - Total Return Series - Initial Class (MTRS)
906 shares (cost $15,959 )	13,978
Nationwide VIT - Government Bond Fund - Class I (GBF)
356,004 shares (cost $4,172,008 )	4,275,603
Nationwide VIT - Growth Fund - Class I (CAF)
73,137 shares (cost $839,229 )	647,992
Nationwide VIT - Money Market Fund - Class I (SAM)
1,186,249 shares (cost $1,186,249 )	1,186,249
Nationwide VIT - Nationwide Fund - Class I (TRF)
775,634 shares (cost $8,126,446 )	5,057,135
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
321,920 shares (cost $3,095,522 )	2,440,153

Total Investments	23,033,307

Accounts Receivable	6,533

Total Assets	$23,039,840

Contract Owners’ Equity:
Accumulation units	22,914,100
Contracts in payout (annuitization) period	125,740

Total Contract Owners’ Equity (note 5)	$23,039,840

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVB	FALF	FHIB	FEIP	FGP	FOP	MTRS
Reinvested dividends	$626,796	60,532	243	1,394	367	97,296	-	508
Mortality and expense risk charges (note 2)	(447,321)	(30,640)	(95)	(100)	(313)	(168,452)	(232)	(230)

Net investment income (loss)	179,475	29,892	148	1,294	54	(71,156)	(232)	278

Proceeds from mutual fund shares sold	8,585,193	461,130	14,580	15,767	17,552	2,484,353	36,387	229
Cost of mutual fund shares sold	(10,143,465)	(498,631)	(21,469)	(17,404)	(18,158)	(3,625,354)	(35,075)	(195)

Realized gain (loss) on investments	(1,558,272)	(37,501)	(6,889)	(1,637)	(606)	(1,141,001)	1,312	34
Change in unrealized gain (loss) on investments	(14,569,209)	(723,415)	1,697	386	(8,895)	(6,473,260)	(7,549)	(5,546)

Net gain (loss) on investments	(16,127,481)	(760,916)	(5,192)	(1,251)	(9,501)	(7,614,261)	(6,237)	(5,512)

Reinvested capital gains	1,497,855	175,395	3,763	-	31	-	3,769	1,007

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,450,151)	(555,629)	(1,281)	43	(9,416)	(7,685,417)	(2,700)	(4,227)

Investment Activity:	GBF	CAF	SAM	TRF	AMBP
Reinvested dividends	$189,007	2,738	23,984	116,444	134,283
Mortality and expense risk charges (note 2)	(59,243)	(13,199)	(15,394)	(110,203)	(49,220)

Net investment income (loss)	129,764	(10,461)	8,590	6,241	85,063

Proceeds from mutual fund shares sold	1,230,001	329,358	661,348	2,330,905	1,003,583
Cost of mutual fund shares sold	(1,289,048)	(399,525)	(661,348)	(2,663,660)	(913,598)

Realized gain (loss) on investments	(59,047)	(70,167)	-	(332,755)	89,985
Change in unrealized gain (loss) on investments	197,908	(401,429)	-	(5,198,246)	(1,950,860)

Net gain (loss) on investments	138,861	(471,596)	-	(5,531,001)	(1,860,875)

Reinvested capital gains	-	-	-	1,313,890	-

Net increase (decrease) in contract owners’ equity resulting from operations	$268,625	(482,057)	8,590	(4,210,870)	(1,775,812)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVB		FALF		FHIB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$179,475	68,465	29,892	26,223	148	2	1,294	993
Realized gain (loss) on investments	(1,558,272)	(565,275)	(37,501)	14,990	(6,889)	14	(1,637)	(10)
Change in unrealized gain (loss) on investments	(14,569,209)	5,744,050	(723,415)	(91,568)	1,697	(3,787)	386	(679)
Reinvested capital gains	1,497,855	775,126	175,395	161,316	3,763	1,835	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,450,151)	6,022,366	(555,629)	110,961	(1,281)	(1,936)	43	304

Equity transactions:
Purchase payments received from contract owners (note 3)	218,686	201,706	2,228	4,703	-	-	-	-
Transfers between funds	-	-	16,004	2,410	-	-	-	-
Redemptions (note 3)	(6,659,099)	(8,181,316)	(332,755)	(554,167)	(14,484)	-	(15,665)	-
Annuity benefits	(15,633)	(18,183)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(47,394)	(55,738)	(3,507)	(4,056)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,542)	(12,699)	(53)	(544)	-	-	-	-
Adjustments to maintain reserves	9,969	2,220	(22)	(18)	9	1	(1)	(1)

Net equity transactions	(6,495,013)	(8,064,010)	(318,105)	(551,672)	(14,475)	1	(15,666)	(1)

Net change in contract owners’ equity	(20,945,164)	(2,041,644)	(873,734)	(440,711)	(15,756)	(1,935)	(15,623)	303
Contract owners’ equity beginning of period	43,985,004	46,026,648	2,744,344	3,185,055	15,756	17,691	15,623	15,320

Contract owners’ equity end of period	$23,039,840	43,985,004	1,870,610	2,744,344	-	15,756	-	15,623

CHANGES IN UNITS:
Beginning units	1,374,011	1,638,177	214,258	257,528	767	767	912	912
Units purchased	90,228	82,434	9,585	4,804	-	-	-	-
Units redeemed	(322,280)	(346,600)	(38,112)	(48,074)	(767)	-	(912)	-

Ending units	1,141,959	1,374,011	185,731	214,258	-	767	-	912

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FGP		FOP		MTRS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$54	143	(71,156)	(81,219)	(232)	702	278	204
Realized gain (loss) on investments	(606)	3,655	(1,141,001)	(1,007,875)	1,312	80	34	74
Change in unrealized gain (loss) on investments	(8,895)	(6,927)	(6,473,260)	4,912,748	(7,549)	2,158	(5,546)	(232)
Reinvested capital gains	31	3,059	-	14,387	3,769	2,323	1,007	442

Net increase (decrease) in contract owners’ equity resulting from operations	(9,416)	(70)	(7,685,417)	3,838,041	(2,700)	5,263	(4,227)	488

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	69,099	65,114	-	-	-	-
Transfers between funds	-	-	(619,861)	(365,894)	-	-	-	-
Redemptions (note 3)	(17,237)	(27,496)	(1,704,369)	(3,036,782)	(36,150)	-	-	-
Annuity benefits	-	-	(8,148)	(9,355)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(18,283)	(21,620)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(659)	(5,452)	-	-	-	-
Adjustments to maintain reserves	(6)	13	5,096	1,191	5	(3)	3	(2)

Net equity transactions	(17,243)	(27,483)	(2,277,125)	(3,372,798)	(36,145)	(3)	3	(2)

Net change in contract owners’ equity	(26,659)	(27,553)	(9,962,542)	465,243	(38,845)	5,260	(4,224)	486
Contract owners’ equity beginning of period	36,603	64,156	17,497,494	17,032,251	38,845	33,585	18,191	17,705

Contract owners’ equity end of period	$9,944	36,603	7,534,952	17,497,494	-	38,845	13,967	18,191

CHANGES IN UNITS:
Beginning units	1,153	2,023	429,438	524,256	1,670	1,670	785	785
Units purchased	-	-	2,314	9,334	-	-	-	-
Units redeemed	(599)	(870)	(77,594)	(104,152)	(1,670)	-	-	-

Ending units	554	1,153	354,158	429,438	-	1,670	785	785

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		CAF		SAM		TRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$129,764	153,187	(10,461)	(16,691)	8,590	29,433	6,241	(34,870)
Realized gain (loss) on investments	(59,047)	(68,732)	(70,167)	(75,212)	-	-	(332,755)	383,022
Change in unrealized gain (loss) on investments	197,908	189,691	(401,429)	325,473	-	-	(5,198,246)	(100,256)
Reinvested capital gains	-	-	-	-	-	-	1,313,890	591,764

Net increase (decrease) in contract owners’ equity resulting from operations	268,625	274,146	(482,057)	233,570	8,590	29,433	(4,210,870)	839,660

Equity transactions:
Purchase payments received from contract owners (note 3)	34,273	15,274	9,850	30,863	5,000	5,000	28,087	47,241
Transfers between funds	337,310	187,668	(74,493)	(30,462)	760,247	349,138	(250,348)	(181,991)
Redemptions (note 3)	(1,171,528)	(990,193)	(237,382)	(274,240)	(443,128)	(328,902)	(1,903,885)	(2,064,429)
Annuity benefits	-	-	-	-	-	-	(4,297)	(5,159)
Contract maintenance charges (note 2)	(5,814)	(5,876)	(1,472)	(1,995)	(1,187)	(885)	(11,938)	(15,035)
Contingent deferred sales charges (note 2)	(269)	(5,102)	(19)	(219)	-	-	(308)	(1,223)
Adjustments to maintain reserves	(40)	(17)	(71)	(4)	14	(18)	2,640	622

Net equity transactions	(806,068)	(798,246)	(303,587)	(276,057)	320,946	24,333	(2,140,049)	(2,219,974)

Net change in contract owners’ equity	(537,443)	(524,100)	(785,644)	(42,487)	329,536	53,766	(6,350,919)	(1,380,314)
Contract owners’ equity beginning of period	4,813,019	5,337,119	1,433,610	1,476,097	856,702	802,936	11,409,788	12,790,102

Contract owners’ equity end of period	$4,275,576	4,813,019	647,966	1,433,610	1,186,238	856,702	5,058,869	11,409,788

CHANGES IN UNITS:
Beginning units	162,491	190,560	69,175	84,033	49,060	47,555	265,619	318,066
Units purchased	14,198	7,897	1,001	13,644	55,680	36,637	4,053	6,353
Units redeemed	(40,922)	(35,966)	(18,493)	(28,502)	(37,299)	(35,132)	(65,796)	(58,800)

Ending units	135,767	162,491	51,683	69,175	67,441	49,060	203,876	265,619

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMBP

	2008	2007

Investment activity:
Net investment income (loss)	$85,063	(9,642)
Realized gain (loss) on investments	89,985	184,719
Change in unrealized gain (loss) on investments	(1,950,860)	517,429
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,775,812)	692,506

Equity transactions:
Purchase payments received from contract owners (note 3)	70,149	33,511
Transfers between funds	(168,859)	39,131
Redemptions (note 3)	(782,516)	(905,107)
Annuity benefits	(3,188)	(3,669)
Contract maintenance charges (note 2)	(5,193)	(6,271)
Contingent deferred sales charges (note 2)	(234)	(159)
Adjustments to maintain reserves	2,342	456

Net equity transactions	(887,499)	(842,108)

Net change in contract owners’ equity	(2,663,311)	(149,602)
Contract owners’ equity beginning of period	5,105,029	5,254,631

Contract owners’ equity end of period	$2,441,718	5,105,029

CHANGES IN UNITS:
Beginning units	178,683	210,022
Units purchased	3,397	3,765
Units redeemed	(40,116)	(35,104)

Ending units	141,964	178,683

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- A

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Advantage (ACVA)*

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - International Fund - Class I (ACVI)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Primary Class (FALF)*

Federated IS - High Income Bond Fund II - Primary Class (FHIB)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)*

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Growth Series - Initial Class (MEGS) (formerly Emerging Growth Series - Initial Class)*

MFS(R) VIT - Total Return Series - Initial Class (MTRS)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)*

Nationwide VIT - Nationwide Fund - Class I (TRF)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)

*	At December 31, 2008, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	ACVB	FALF	FHIB	FEIP	FGP	FOP	MTRS

1.30%	$446,351	30,640	-	-	-	168,452	-	-
1.40%	970	-	95	100	313	-	232	230

Totals	$447,321	30,640	95	100	313	168,452	232	230

	GBF	CAF	SAM	TRF	AMBP

1.30%	$59,243	13,199	15,394	110,203	49,220
1.40%	-	-	-	-	-

Totals	$59,243	13,199	15,394	110,203	49,220

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $9,759 and $86,956, respectively, and total transfers from the Account to the fixed account were $705,127 and $116,825, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $257 and $9,273 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$23,033,307	0	$23,033,307

Accounts Receivable of $6,533 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Balanced Fund - Class I (ACVB)
2008	1.30%	185,731	$10.071610	$1,870,610	2.57%	-21.37%
2007	1.30%	214,258	12.808596	2,744,344	2.23%	3.56%
2006	1.30%	257,528	12.367801	3,185,055	1.97%	8.20%
2005	1.30%	309,457	11.430683	3,537,305	1.90%	3.57%
2004	1.30%	371,104	11.036175	4,095,569	1.76%	8.35%
Federated IS - American Leaders Fund II - Primary Class (FALF)
2007	1.40%	767	20.542938	15,756	1.47%	-10.94%
2006	1.40%	767	23.065511	17,691	1.41%	15.18%
2005	1.40%	767	20.026048	15,360	1.47%	3.56%
2004	1.40%	768	19.338318	14,852	1.91%	8.24%
Federated IS - High Income Bond Fund II - Primary Class (FHIB)
2007	1.40%	912	17.130075	15,623	7.85%	1.97%
2006	1.40%	912	16.798651	15,320	8.27%	9.26%
2005	1.40%	912	15.375187	14,022	7.98%	1.22%
2004	1.40%	912	15.189419	13,853	6.87%	8.91%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.40%	554	17.949288	9,944	1.62%	-43.46%
2007	1.40%	1,153	31.745607	36,603	1.38%	0.10%
2006	1.40%	2,023	31.713457	64,156	3.28%	18.52%
2005	1.40%	2,023	26.758789	54,133	1.56%	4.39%
2004	1.40%	2,023	25.634055	51,858	1.73%	9.97%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	1.30%	354,158	21.095221	7,471,041	0.75%	-47.86%
2007	1.30%	429,438	40.455652	17,373,194	0.83%	25.31%
2006	1.30%	524,256	32.285532	16,925,884	0.41%	5.46%
2005	1.30%	651,130	30.612671	19,932,828	0.51%	4.43%
2004	1.30%	814,161	29.314781	23,866,951	0.27%	2.03%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2007	1.40%	1,670	23.260397	38,845	3.37%	15.66%
2006	1.40%	1,670	20.110798	33,585	0.84%	16.43%
2005	1.40%	1,670	17.272664	28,845	0.60%	17.38%
2004	1.40%	1,671	14.714573	24,588	1.20%	12.05%
MFS(R) VIT - Total Return Series - Initial Class (MTRS)
2008	1.40%	785	17.791898	13,967	3.09%	-23.22%
2007	1.40%	785	23.173470	18,191	2.57%	2.75%
2006	1.40%	785	22.553664	17,705	2.27%	10.33%
2005	1.40%	785	20.441579	16,047	2.00%	1.38%
2004	1.40%	785	20.162536	15,828	0.98%	9.76%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	1.30%	135,767	31.492010	4,275,576	4.16%	6.32%
2007	1.30%	162,491	29.620219	4,813,019	4.30%	5.76%
2006	1.30%	190,560	28.007554	5,337,119	3.97%	2.00%
2005	1.30%	235,928	27.457989	6,478,108	3.56%	1.92%
2004	1.30%	299,705	26.939467	8,073,893	5.45%	1.92%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Growth Fund - Class I (CAF)
2008	1.30%	51,683	$12.537313	$647,966	0.27%	-39.50%
2007	1.30%	69,175	20.724395	1,433,610	0.17%	17.98%
2006	1.30%	84,033	17.565687	1,476,097	0.05%	4.79%
2005	1.30%	104,468	16.762531	1,751,148	0.08%	5.12%
2004	1.30%	120,486	15.946096	1,921,281	0.30%	6.75%

Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1.30%	67,441	17.589272	1,186,238	2.06%	0.73%
2007	1.30%	49,060	17.462322	856,702	4.94%	3.42%
2006	1.30%	47,555	16.884372	802,936	4.43%	3.18%
2005	1.30%	52,279	16.364776	855,534	2.79%	1.34%
2004	1.30%	66,933	16.148866	1,080,892	0.81%	-0.50%

Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	1.30%	203,876	24.651507	5,025,851	1.37%	-42.32%
2007	1.30%	265,619	42.735674	11,351,407	1.07%	6.77%
2006	1.30%	318,066	40.026869	12,731,186	1.05%	12.15%
2005	1.30%	385,898	35.688932	13,772,287	0.87%	6.05%
2004	1.30%	491,383	33.653268	16,536,644	1.22%	8.32%

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
2008	1.30%	141,964	16.996611	2,412,907	3.55%	-39.94%
2007	1.30%	178,683	28.299559	5,056,650	1.15%	14.09%
2006	1.30%	210,022	24.803958	5,209,377	0.76%	9.23%
2005	1.30%	270,724	22.707466	6,147,456	0.92%	7.77%
2004	1.30%	333,788	21.071030	7,033,257	1.16%	7.89%

2008	Reserves for annuity contracts in payout phase:			125,740
2008	Contract owners’ equity			$23,039,840
2007	Reserves for annuity contracts in payout phase:			231,060
2007	Contract owners’ equity			$43,985,004
2006	Reserves for annuity contracts in payout phase:			210,537
2006	Contract owners’ equity			$46,026,648
2005	Reserves for annuity contracts in payout phase:			208,569
2005	Contract owners’ equity			$52,811,642
2004	Reserves for annuity contracts in payout phase:			216,598
2004	Contract owners’ equity			$62,946,064
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009